UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	06/30
Date of reporting period:	03/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund

March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)	Value ($)
California--93.3%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)	0.75	4/7/09	3,680,000 a	3,680,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.44	4/7/09	7,000,000 a	7,000,000
Alameda County Industrial
Development Authority, Revenue
(P.J.'s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.72	4/7/09	2,005,000 a	2,005,000
Auburn Union School District,
GO Notes, TRAN	2.00	9/9/09	1,400,000	1,402,303
California,
Economic Recovery Bonds	3.50	7/1/09	100,000	100,368
California,
Economic Recovery Bonds	5.00	7/1/09	1,000,000	1,008,151
California,
Economic Recovery Bonds	5.00	7/1/09	5,500,000	5,545,688
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.00	4/7/09	3,900,000 a	3,900,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	0.36	4/7/09	8,000,000 a	8,000,000
California Department of Water
Resources, Power Supply

Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.00	4/7/09	4,000,000 a	4,000,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.65	4/7/09	2,421,000	2,421,000
California Educational Facilities
Authority, Revenue (Loyola
Marymount University) (LOC;
Allied Irish Banks)	0.60	4/7/09	6,000,000 a	6,000,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West) (LOC; Bank of
America)	0.45	4/7/09	6,000,000 a	6,000,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.94	4/7/09	2,910,000 a	2,910,000
California Infrastructure and
Economic Development Bank, IDR
(Hydro System, Inc. Project)
(LOC; Comerica Bank)	0.94	4/7/09	1,960,000 a	1,960,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.99	4/7/09	1,100,000 a	1,100,000
California Pollution Control
Financing Authority, PCR
(Southdown, Inc. Project)
(LOC; Wachovia Bank)	0.60	4/30/09	9,800,000 a	9,800,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.78	4/7/09	6,800,000 a	6,800,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.78	4/7/09	2,885,000 a	2,885,000

California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.78	4/7/09	970,000 a	970,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.78	4/7/09	3,335,000 a	3,335,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.78	4/7/09	2,325,000 a	2,325,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	0.78	4/7/09	3,910,000 a	3,910,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union Bank of
California)	0.78	4/7/09	5,540,000 a	5,540,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.78	4/7/09	3,800,000 a	3,800,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.78	4/7/09	2,000,000 a	2,000,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	6,000,000	6,021,032
California Statewide Communities
Development Authority, Revenue
(Rady Children's Hosptial -
San Diego) (LOC; Wachovia Bank)	0.25	4/7/09	10,550,000 a	10,550,000
Concord,
MFMR (Arcadian Apartments)

(LOC; FNMA)	0.40	4/7/09	3,000,000 a	3,000,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.46	4/7/09	5,200,000 a,b	5,200,000
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish
Banks)	1.00	4/7/09	15,000,000 a	15,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.78	4/7/09	5,505,000 a,b	5,505,000
Kern County Board of Education,
TRAN	2.00	9/8/09	1,000,000	1,001,811
Loomis Union School District,
GO Notes, TRAN	2.00	9/9/09	2,300,000	2,303,784
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	0.35	4/7/09	1,760,000 a	1,760,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	2,860,000	2,872,828
Los Angeles Department of
Airports, Senior Revenue,
Refunding (Los Angeles
International Airport)	3.00	5/15/09	545,000	545,257
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.60	5/14/09	3,000,000	3,000,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.70	5/26/09	4,800,000	4,800,000

Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	5,000,000	5,024,017
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	1,000,000	1,003,199
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	4,000,000	4,013,629
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.25	4/1/09	2,000,000 a	2,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.70	4/7/09	6,205,000 a,b	6,205,000
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.37	4/7/09	755,000 a	755,000
San Jose Financing Authority,
LR (Civic Center Garage
Refunding Project) (LOC: Bank
of America and California
State Teachers Retirement
System)	0.30	4/7/09	1,590,000 a	1,590,000
Santa Clara Unified School
District, GO Notes, TRAN	2.00	6/29/09	1,800,000	1,801,509
Sequoia Union High School
District, GO Notes	3.00	7/1/09	1,900,000	1,906,079
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.44	4/7/09	645,000 a,b	645,000
University of California Regents,
General Revenue (Insured; FSA)	4.00	5/15/09	500,000	501,187
West Covina Public Financing
Authority, LR, Refunding

(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.55	4/7/09	2,600,000 a	2,600,000

U.S. Related--6.2%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.27	4/7/09	8,100,000 a	8,100,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	3.27	4/7/09	4,480,000 a,b	4,480,000

Total Investments (cost $200,581,842)			99.5%	200,581,842
Cash and Receivables (Net)			.5%	953,967
Net Assets			100.0%	201,535,809

a	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $22,035,000 or 10.9% of net assets.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	200,581,842
Level 3 - Significant Unobservable Inputs	0
Total	200,581,842

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation:

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund

March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--90.0%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--85.9%
Andover,
GO Notes, BAN	1.00	3/25/10	4,166,500	4,180,681
Boston,
GO Notes	5.00	4/1/09	6,360,000	6,360,000
Braintree,
GO Notes, BAN	2.50	8/14/09	3,700,000	3,712,188
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	1.15	4/1/09	5,400,000 a	5,400,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.40	4/1/09	1,500,000 a	1,500,000
Massachusetts,
CP (LOC; JPMorgan Chase Bank)	0.47	5/11/09	2,500,000	2,500,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.35	4/7/09	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.27	4/7/09	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)	2.00	4/7/09	2,500,000 a	2,500,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	1.54	4/7/09	4,400,000 a	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children's Museum Issue) (LOC;
Royal Bank of Scotland PLC)	5.00	4/7/09	205,000 a	205,000

Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	0.45	4/1/09	4,000,000 a	4,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Bank
of America)	0.25	4/1/09	1,000,000 a	1,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)	0.25	4/7/09	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Elderhostel,
Inc. Issue) (LOC; Royal Bank
of Scotland PLC)	3.04	4/7/09	2,920,000 a	2,920,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Banknorth NA)	0.54	4/7/09	2,680,000 a	2,680,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Banknorth NA)	0.54	4/7/09	4,300,000 a	4,300,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	0.27	4/7/09	6,000,000 a	6,000,000
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue) (LOC; Bank
of America)	0.55	4/7/09	1,010,000 a	1,010,000
Massachusetts Development Finance
Agency, Revenue (Sophia Snow
House, Inc. Project) (LOC;
Bank of America)	0.50	4/7/09	1,340,000 a	1,340,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	1.50	4/7/09	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Banknorth NA)	0.50	4/7/09	6,000,000 a	6,000,000
Massachusetts Health and

Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	0.40	4/7/09	5,400,000 a	5,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.37	4/1/09	2,400,000 a	2,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Banknorth NA)	0.48	4/7/09	2,425,000 a	2,425,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.27	4/7/09	1,200,000 a	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.50	4/7/09	3,200,000 a	3,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.20	4/1/09	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (LOC; Bank of America)	0.25	4/1/09	2,900,000 a	2,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (LOC; JPMorgan Chase
Bank)	0.25	4/1/09	300,000 a	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System - Capital

Asset Program Issue) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	2.55	4/7/09	2,900,000 a	2,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.20	4/1/09	1,300,000 a	1,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	0.33	4/7/09	6,000,000 a	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC; Bank
of America)	0.50	4/7/09	760,000 a	760,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.20	4/1/09	8,000,000 a	8,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.20	4/1/09	315,000 a	315,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.20	4/1/09	2,000,000 a	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.20	4/7/09	4,475,000 a	4,475,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.27	4/7/09	3,484,000 a	3,484,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.35	4/7/09	2,900,000 a	2,900,000

Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.00	4/7/09	9,500,000 a	9,500,000
Massachusetts Industrial Finance
Agency, Higher Education
Revenue (Southern New England
School of Law Issue) (LOC;
Bank of America)	0.50	4/7/09	1,125,000 a	1,125,000
Massachusetts Industrial Finance
Agency, IDR, Refunding (Nova
Realty Trust) (LOC; Bank of
America)	0.57	4/7/09	3,000,000 a,b	3,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.35	4/1/09	640,000 a	640,000
Somerville,
GO Notes, BAN	2.00	12/18/09	4,400,000	4,423,911
Woburn,
GO Notes, BAN	2.25	7/24/09	4,000,000	4,007,735

New York--.5%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	0.27	4/1/09	800,000 a	800,000

North Carolina--2.2%
North Carolina Educational
Facilities Finance Agency,
Revenue (Johnson C. Smith
University) (LOC; Wells Fargo
Bank)	0.50	4/7/09	3,800,000 a	3,800,000

Texas--1.4%
Austin,
Water and Wastewater System
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Landesbank Baden-Wurttemberg)	2.50	4/7/09	2,500,000 a	2,500,000

Total Investments (cost $155,763,515)	90.0%	155,763,515
Cash and Receivables (Net)	10.0%	17,330,688
Net Assets	100.0%	173,094,203

a	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, this security amounted to $3,000,000 or 1.7% of net assets.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	155,763,515
Level 3 - Significant Unobservable Inputs	0
Total	155,763,515

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund

March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.7%	Rate (%)	Date	Amount ($)	Value ($)
New York--98.3%
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	0.64	4/7/09	4,300,000 a	4,300,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	3.50	4/7/09	1,445,000 a	1,445,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)	0.40	4/7/09	1,000,000 a	1,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Banknorth NA)	0.40	4/7/09	6,390,000 a	6,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	1.24	4/7/09	1,245,000 a	1,245,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	0.50	4/7/09	4,400,000 a	4,400,000
Avoca Central School District,
GO Notes, BAN	3.00	6/26/09	4,000,000	4,007,841
Briarcliff Manor,
GO Notes, BAN	2.75	9/11/09	1,468,800	1,473,293
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)

(LOC; M&T Bank)	0.59	4/7/09	4,110,000 a	4,110,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	1.24	4/7/09	1,800,000 a	1,800,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	1,600,000	1,600,550
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.54	4/7/09	4,375,000 a	4,375,000
East Rockaway Union Free School
District, GO Notes, TAN	2.75	6/24/09	1,500,000	1,502,366
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.70	4/7/09	3,295,000 a	3,295,000
Erwin,
GO Notes, BAN	2.75	9/17/09	2,955,000	2,963,026
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,400,000	4,412,144
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.87	4/7/09	5,000,000 a,b	5,000,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	1.35	4/7/09	1,060,000 a	1,060,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	1,446,475	1,446,805
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.00	4/7/09	10,225,000 a	10,225,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and

Liquidity Facility; Dexia	3.50	4/7/09	2,000,000 a	2,000,000
Credit Locale)
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	4/7/09	11,000,000 a	11,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	2.50	4/7/09	1,000,000 a	1,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.57	4/7/09	2,500,000 a	2,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.57	4/7/09	5,150,000 a	5,150,000
Monroe County Industrial
Development Agency, IDR (2883
Associates LP) (LOC; HSBC Bank
USA)	0.70	4/7/09	625,000 a	625,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	2.50	4/7/09	165,000 a	165,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	1,700,000	1,701,214
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	0.69	4/7/09	4,580,000 a	4,580,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	0.64	4/7/09	8,000,000 a	8,000,000
New York City,
GO Notes	3.65	4/1/09	100,000	100,000

New York City,
GO Notes (LOC; Bank of America)	0.47	4/7/09	11,350,000 a	11,350,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	1.90	4/7/09	5,215,000 a	5,215,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	2.00	4/7/09	4,500,000 a	4,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Grace Church
School Project) (LOC; Wachovia
Bank)	0.49	4/7/09	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	2.00	4/7/09	7,430,000 a	7,430,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	0.59	4/7/09	7,500,000 a	7,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	2.00	4/7/09	3,850,000 a	3,850,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	2.00	4/7/09	2,905,000 a	2,905,000
New York City Industrial
Development Agency, Civic

Facility Revenue (The Convent
of the Sacred Heart School of
New York Project) (LOC;
Wachovia Bank)	0.49	4/7/09	7,400,000 a	7,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; Allied Irish
Banks)	2.00	4/7/09	2,755,000 a	2,755,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
N.A.)	0.74	4/7/09	3,475,000 a	3,475,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.79	4/7/09	4,890,000 a	4,890,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	0.50	4/7/09	5,000,000 a	5,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,400,000 c	1,443,098
New York State Dormitory
Authority, Revenue (Ithaca
College) (LOC; Royal Bank of
Scotland PLC)	3.10	4/7/09	2,500,000 a	2,500,000
New York State Dormitory
Authority, Revenue (Mental
Health Facilities Improvement)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.50	4/7/09	6,600,000 a	6,600,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.55	4/7/09	8,900,000 a	8,900,000
New York State Dormitory
Authority, Revenue (Park Ridge

Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.54	4/7/09	5,925,000 a	5,925,000
New York State Dormitory
Authority, Revenue (Saint
Lawrence University) (LOC; RBS
Citizens NA)	3.10	4/7/09	10,000,000 a	10,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.55	4/7/09	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	0.53	4/7/09	7,500,000 a	7,500,000
New York State Thruway Authority,
General Revenue (Liquidity
Facility: Citibank NA and LOC;
Citibank NA)	0.63	4/7/09	3,200,000 a,b	3,200,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	1.48	4/7/09	7,000,000 a,b	7,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	1.24	4/7/09	10,310,000 a	10,310,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,500,000	2,503,681
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,000,000	2,000,297
Ontario County Industrial
Development Agency, Civic
Facility Revenue (CHF-Finger
Lakes, L.L.C. Civic Facility)
(LOC; Royal Bank of Scotland
PLC)	3.10	4/7/09	1,025,000 a	1,025,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.89	4/7/09	1,100,000 a	1,100,000

Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,100,000	2,102,450
Port Authority of New York and New
Jersey, Equipment Notes	0.60	4/7/09	4,000,000 a	4,000,000
Port Byron School District,
GO Notes, BAN	2.75	6/26/09	2,000,000	2,002,300
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	0.40	4/7/09	3,700,000 a	3,700,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T
Bank)	0.59	4/7/09	2,300,000 a	2,300,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	0.45	4/7/09	3,230,000 a	3,230,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Rockland
Jewish Community Center
Project) (LOC; Wachovia Bank)	0.40	4/7/09	1,100,000 a	1,100,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.70	4/7/09	3,400,000 a	3,400,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.64	4/7/09	3,100,000 a	3,100,000
Rome City School District,
RAN	2.25	6/25/09	3,900,000	3,903,115
Sackets Harbor Central School
District, GO Notes, BAN	3.00	7/2/09	2,594,437	2,598,909
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue

(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	1.24	4/7/09	10,285,000 a	10,285,000
Sayville Union Free School
District, GO Notes, BAN	2.75	6/26/09	3,000,000	3,005,209
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,000,000	1,002,155
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; Key Bank)	1.24	4/7/09	3,410,000 a	3,410,000
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/09	350,000	351,372
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; HSBC Bank USA)	4.00	4/7/09	3,735,000 a	3,735,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.90	4/9/09	5,000,000	5,000,000

U.S. Related--1.4%
Puerto Rico
Industrial, Tourist, Educational,
Medical and Environmental
Control Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.59	4/7/09	4,400,000 a	4,400,000

Total Investments (cost $311,474,825)			99.7%	311,474,825
Cash and Receivables (Net)			.3%	1,044,896
Net Assets			100.0%	312,519,721

a	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $15,200,000 or 4.9% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit

LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	311,474,825
Level 3 - Significant Unobservable Inputs	0
Total	311,474,825

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

           (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)